Called-up share capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
Treasury shares[a]

		2017		2016		2015
	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million
At 1 January	1,614,657	403	1,756,327	439	1,811,297	453
Purchases for settlement of employee share plans	4,423	1	9,631	2	51,142	13
Shares re-issued for employee share-based payment plans[b]	(137,008)	(34)	(151,301)	(38)	(106,112)	(27)
At 31 December	1,482,072	370	1,614,657	403	1,756,327	439
Of which – shares held in treasury by BP	1,472,343	368	1,576,411	394	1,727,763	432
– shares held in ESOP trusts	9,705	2	21,432	5	18,453	4
– shares held by BP’s US share plan administrator[c]	24	—	16,814	4	10,111	3

[a]	See Note 30 for definition of treasury shares.
[b] A minor amendment has been made to the number of shares re-issued for employee share-based payment plans in 2016.

[c]	Held in the form of ADSs to meet the requirements of employee share-based payment plans in the US.
The allotted, called up and fully paid share capital at 31 December was as follows:

		2017		2016		2015
Issued	Shares thousand	$ million	Shares thousand	$ million	Shares thousand	$ million
8% cumulative first preference shares of £1 each[a]	7,233	12	7,233	12	7,233	12
9% cumulative second preference shares of £1 each[a]	5,473	9	5,473	9	5,473	9
		21		21		21
Ordinary shares of 25 cents each
At 1 January	21,049,696	5,263	20,108,771	5,028	20,005,961	5,002
Issue of new shares for the scrip dividend programme	289,789	72	548,005	137	102,810	26
Issue of new shares – other[b]	—	—	392,920	98	—	—
Repurchase of ordinary share capital	(51,292)	(13)	—	—	—	—
At 31 December	21,288,193	5,322	21,049,696	5,263	20,108,771	5,028
		5,343		5,284		5,049
[a] The nominal amount of 8% cumulative first preference shares and 9% cumulative second preference shares that can be in issue at any time shall not exceed £10,000,000 for each class of preference shares.

[b]	Relates to the issue of new ordinary shares in consideration for a 10% interest in the Abu Dhabi onshore oil concession. See Note 30 for further information.